UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

230 West Monroe St., Chicago, IL	60606

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 527-3713
Date of fiscal year end: 10/31/2009
Date of reporting period: 1/31/2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
U.S. GOVERNMENT AGENCY	5.4%
Fannie Mae
3.25%		2/15/09	$2,400,000	$2,401,855

TOTAL U.S. GOVERNMENT AGENCY				2,401,835

U.S. GOVERNMENT AGENCY DISCOUNT NOTES	8.9%
Fannie Mae
0.00%		3/23/09	2,000,000	1,998,472
0.00%		4/1/09	2,000,000	1,995,411

TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES				3,993,883

REPURCHASE AGREEMENT	85.7%
Citigroup Repo, 0.27%, (Agreement dated 1/30/09 to be repurchased at $38,483,866 on 2/2/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 5.58%-5.94%, with a value of $39,252,661, due 9/1/37-3/1/38.)			38,483,000	38,483,000

TOTAL REPURCHASE AGREEMENTS				38,483,000

TOTAL INVESTMENTS (Cost $44,878,738)(a)	100.0%			44,878,738

†	Percentages indicated are based on net assets of $44,888,011.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	61.7%
1 Yr. Constant Maturity Treasury Based ARMS	12.4%
Bear Stearns Adjustable Rate Mortgage Trust
5.48%		3/25/31	$1,956,650	$1,665,016
CS First Boston Mortgage Securities Corp.
6.96%		11/25/31	801,687	658,277
5.41%		6/25/32	539,542	381,142
Fannie Mae
5.15%		7/1/28	3,321,290	3,387,769
4.74%		8/1/29	2,804,578	2,836,987
5.48%		3/1/30	398,326	411,821
4.91%		1/1/32	5,165,255	5,250,807
4.94%		5/1/33	1,754,341	1,780,263
5.08%		9/1/33	4,325,062	4,399,838
5.44%		5/25/42	7,645,077	7,625,964
Fannie Mae Grantor Trust
5.60%		5/25/42	14,602,710	14,566,203
5.15%		8/25/43	14,407,846	14,452,871
Fannie Mae Whole Loan
5.64%		8/25/42	12,901,739	12,853,358
5.84%		8/25/42	4,273,919	4,263,234
FHLMC Structured Pass-Through Securities
5.63%		3/25/44	3,061,557	3,063,470
3.66%		7/25/44	4,518,839	4,448,232
Fifth Third Mortgage Loan Trust
4.52%		11/19/32	4,131,399	3,543,257
Freddie Mac
5.87%		10/1/22	1,579,215	1,634,451
5.51%		8/1/24	1,498,376	1,557,375
4.99%		9/1/27	1,744,904	1,770,071
5.00%		12/1/27	1,730,805	1,757,089
5.16%		12/1/27	1,776,927	1,805,875
5.02%		9/1/28	12,173,481	12,351,555
4.97%		9/1/30	1,280,069	1,296,677
5.17%		7/1/31	7,483,973	7,599,548
WAMU Mortgage Pass-Through Certificates
3.45%		4/25/44	4,940,572	2,944,995

				118,306,145

6 Mo. Certificate of Deposit Based ARMS	0.5%
Fannie Mae
4.61%		6/1/21	1,634,448	1,631,453
5.37%		12/1/24	2,605,758	2,640,418
Freddie Mac
5.41%		1/1/26	878,829	890,248

				5,162,119

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES * (continued)
6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	5.8%
Bear Stearns Adjustable Rate Mortgage Trust
6.60%		3/25/31	$341,162	$315,575
Fannie Mae
4.37%		9/1/27	4,075,749	4,111,090
4.67%		3/1/28	3,673,407	3,706,060
5.02%		6/1/28	582,065	595,603
4.73%		9/1/33	1,774,366	1,777,652
4.45%		11/1/33	2,880,300	2,880,104
4.81%		11/1/33	1,777,878	1,789,485
Freddie Mac
5.67%		9/1/30	4,145,760	4,175,558
Mastr Adjustable Rate Mortgages Trust
5.41%		1/25/34	1,078,909	928,536
MLCC Mortgage Investors, Inc.
4.98%		10/25/28	7,398,754	6,418,419
Structured Asset Mortgage Investments, Inc.
4.72%		7/19/32	3,052,664	2,660,587
5.29%		11/19/33	3,349,671	2,934,103
5.20%		12/19/33	6,239,864	5,446,231
Structured Asset Securities Corp.
5.12%		5/25/32	1,329,479	1,184,898
5.88%		11/25/32	1,913,081	1,650,929
6.03%		12/25/32	1,357,000	1,172,533
5.89%		2/25/33	1,976,494	1,743,638
5.92%		3/25/33	2,074,866	1,790,545
5.93%		5/25/33	6,949,129	6,243,358
5.70%		9/25/33	4,171,635	3,787,062

				55,311,966

Cost of Funds Index Based ARMS	5.5%
Fannie Mae
5.08%		2/1/28	18,475,237	18,661,615
4.38%		8/1/33	11,308,738	11,326,289
4.42%		11/1/36	13,435,799	13,456,262
4.41%		6/1/38	9,562,730	9,578,374

				53,022,540

HYBRID ARMS	18.0%
Banc of America Funding Corp.
4.15%		5/25/35	10,855,959	6,442,974
4.61%		2/20/36	4,012,089	951,536
Banc of America Mortgage Securities
4.60%		7/25/33	3,118,558	1,937,555
5.29%		4/25/35	12,741,283	8,356,418
5.28%		7/25/35	15,769,325	12,099,915
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES * (continued)
HYBRID ARMS (continued)
Bear Stearns Adjustable Rate Mortgage Trust
5.12%		8/25/35	$9,751,044	$2,188,237
Chase Mortgage Finance Corp.
5.41%		1/25/36	6,840,516	3,567,757
Countrywide Home Loans
4.12%		11/19/33	2,721,778	1,695,825
5.95%		5/20/36	2,774,349	592,999
First Horizon Alternative Mortgage Securities
5.24%		6/25/35	6,913,297	2,454,163
First Horizon Mortgage Pass-Through Trust
5.18%		12/25/34	2,399,139	1,452,913
5.31%		6/25/35	11,860,785	8,680,179
GMAC Mortgage Corporation Loan Trust
5.21%		11/19/35	13,955,946	9,063,122
GSR Mortgage Loan Trust
4.53%		9/25/35	15,743,097	6,287,241
5.24%		10/25/35	11,502,700	3,744,484
JP Morgan Mortgage Trust
4.81%		7/25/35	6,789,561	2,487,605
5.20%		9/25/35	96,479	95,401
Mastr Adjustable Rate Mortgages Trust
6.72%		10/25/32	743,443	744,035
Merrill Lynch Mortgage Investors Trust
5.10%		2/25/34	3,987,659	2,611,000
Morgan Stanley Mortgage Loan Trust
4.84%		2/25/34	4,991,991	3,522,838
4.83%		9/25/34	2,975,141	1,717,423
5.47%		6/25/36	8,297,359	2,811,703
Provident Funding Mortgage Loan Trust
4.32%		4/25/34	2,111,490	1,486,404
Residential Accredit Loans, Inc.
5.45%		4/25/35	5,853,885	1,700,945
Structured Adjustable Rate Mortgage Loan Trust
4.67%		5/25/34	8,071,824	3,160,855
6.05%		5/25/36	6,995,517	652,402
WAMU Mortgage Pass-Through Certificates
3.96%		6/25/33	1,748,735	996,772
5.32%		1/25/37	71,320,165	44,560,939
Wells Fargo Mortgage Backed Securities Trust
3.74%		9/25/34	6,547,930	3,754,979
4.54%		11/25/34	9,853,237	6,241,447
4.25%		12/25/34	13,442,184	7,505,232
5.03%		4/25/35	15,774,501	12,863,369
5.10%		3/25/36	13,877,093	3,536,799
5.63%		5/25/36	7,680,996	2,335,991

				172,301,457

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES * (continued)
MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	19.5%
Adjustable Rate Mortgage Trust
0.59%		3/25/37	$12,029,609	$3,520,855
Banc of America Funding Corp.
0.65%		2/20/47	7,767,758	325,857
Fannie Mae
0.73%		9/18/31	3,129,144	3,016,877
Freddie Mac
0.53%		4/15/30	13,400,319	13,183,235
Greenpoint Mortgage Funding Trust
0.70%		10/25/45	8,537,056	4,025,118
GSR Mortgage Loan Trust
0.74%		3/25/32	1,391,983	1,317,946
Indymac INDX Mortgage Loan Trust
0.69%		2/25/37	8,515,000	92,047
0.72%		2/25/37	3,488,000	37,008
0.74%		2/25/37	2,287,000	23,625
JP Morgan Alternative Loan Trust
0.61%		11/25/36	4,568,721	885,235
0.70%		11/25/36	11,383,843	569,192
Lehman XS Trust
0.55%		3/25/37	57,555,352	37,231,118
Merrill Lynch Mortgage Investors Trust
0.59%		7/25/36	5,906,612	2,100,044
Morgan Stanley Mortgage Loan Trust
0.63%		8/25/36	17,971,784	2,853,021
0.63%		9/25/36	6,915,571	4,033,887
0.63%		10/25/36	8,223,441	3,536,080
0.64%		11/25/36	12,439,083	4,602,461
Nomura Asset Acceptance Corp.
0.74%		12/25/35	3,479,016	996,108
Residential Accredit Loans, Inc.
0.61%		7/25/36	13,342,105	6,134,265
Structured Adjustable Rate Mortgage Loan Trust
0.60%		2/25/37	7,933,638	2,144,594
Thornburg Mortgage Securities Trust
0.52%		7/25/36	43,557,741	37,403,699
0.57%		9/25/46	33,671,918	28,951,233
Wells Fargo Mortgage Backed Securities Trust
0.89%		6/25/37	26,707,989	15,820,384
0.89%		6/25/37	24,330,705	14,412,208

				187,216,097

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				591,320,324

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	38.8%
Collateralized Mortgage Obligations	38.8%
Countrywide Home Loans
6.00%		12/25/36	$15,430,538	$11,186,492
Fannie Mae
4.00%		10/25/23	10,000,000	10,175,000
5.00%		3/25/24	15,000,000	15,435,937
4.50%		3/25/24	22,000,000	22,653,125
4.00%		3/25/24	25,000,000	25,468,750
5.50%		9/25/24	7,483,118	7,535,016
4.50%		12/25/25	13,201,936	13,245,122
5.50%		8/25/27	9,144,697	9,293,169
5.50%		8/25/28	6,628,997	6,669,878
6.00%		1/25/29	6,511,584	6,625,644
5.00%		5/25/32	11,936,596	12,004,816
4.35%		3/25/34	19,458,528	19,418,583
4.35%		9/25/36	34,164,728	33,778,684
Freddie Mac
4.50%		12/15/13	17,771,115	18,013,348
4.00%		8/15/23	34,815,070	35,446,093
4.00%		4/15/24	12,017,405	12,055,935
5.00%		9/15/24	4,942,939	4,974,579
5.50%		2/15/33	14,920,744	15,031,459
4.00%		4/15/37	8,350,902	8,452,679
Government National Mortgage Association
3.65%		9/16/17	12,773,302	12,833,177
2.27%		7/16/18	3,802,308	3,793,177
4.03%		5/16/22	4,833,019	4,847,504
5.08%		1/16/30	1,819,862	1,871,615
4.50%		10/20/33	15,328,577	15,423,667
5.00%		8/20/35	17,846,199	18,180,505
4.50%		11/20/36	16,905,985	16,824,454
Residential Accredit Loans, Inc.
6.00%		12/25/35	9,079,883	6,264,479
Residential Asset Securitization Trust
5.50%		9/25/35	4,067,509	4,058,130

				371,561,017

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				371,561,017

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
REPURCHASE AGREEMENT	7.5%
Citigroup Repo, 0.27%, (Agreement dated 1/30/09 to be repurchased at $72,325,627 on 2/2/09. Collateralized by various Adjustable Rate U.S. Government Mortgage-Backed Securities, 4.75%-6.04%, with a value of $73,770,480, due 7/1/35-6/1/37.)			$72,324,000	$72,324,000

TOTAL REPURCHASE AGREEMENTS				72,324,000

TOTAL INVESTMENTS (Cost $1,349,037,144)(a)	108.0%			1,035,205,341

*	The rates presented are the rates in effect at January 31, 2009.

†	Percentages indicated are based on net assets of $958,580,303.

(a)	Represents cost for financial reporting purposes.

FHLMC Federal Home Loan Mortgage Corporation
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	83.6%
1 Yr. Constant Maturity Treasury Based ARMS	31.6%
Fannie Mae
4.91%		10/1/28	$264,687	$269,027
5.22%		12/1/30	663,120	679,763
4.91%		1/1/32	2,284,981	2,322,827
4.90%		7/1/33	1,010,410	1,025,386
Freddie Mac
5.12%		11/1/28	191,043	193,647
5.64%		1/1/29	820,208	844,326
4.99%		7/1/30	739,110	750,047
5.22%		9/1/30	124,055	126,091
5.27%		8/1/31	1,552,261	1,585,071
Fund America Investors Corp. II
4.74%		6/25/23	563,635	567,586
WAMU Mortgage Pass-Through Certificates
3.45%		4/25/44	347,781	207,307

				8,571,078

6 Mo. London Interbank Offering Rate (LIBOR) Based ARMS	2.1%
Structured Adjustable Rate Mortgage Loan Trust
5.33%		8/25/34	541,204	329,090
Structured Asset Securities Corp.
5.88%		11/25/32	135,716	117,118
5.88%		11/25/32	135,716	112,687

				558,895

Cost of Funds Index Based ARMS	0.9%
Regal Trust IV
4.27%		9/29/31	200,836	156,795
Ryland Mortgage Securities Corp.
4.67%		10/25/23	91,723	86,002

				242,797

HYBRID ARMS	36.9%
Adjustable Rate Mortgage Trust
4.89%		10/25/35	698,455	168,359
5.45%		3/25/36	457,319	176,937
Banc of America Funding Corp.
4.92%		5/20/35	1,784,750	505,609
4.61%		2/20/36	662,758	148,463
Banc of America Mortgage Securities
6.31%		1/20/38	1,546,708	501,253
Bear Stearns Adjustable Rate Mortgage Trust
4.80%		10/25/35	1,685,683	649,568
GSR Mortgage Loan Trust
5.20%		1/25/36	1,885,496	659,561
Indymac INDA Mortgage Loan Trust
5.09%		11/25/35	2,219,625	1,576,775
5.93%		9/25/36	1,613,486	924,689
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES * (continued)
HYBRID ARMS (continued)
Morgan Stanley Mortgage Loan Trust
5.47%		6/25/36	$1,305,899	$413,695
Mortgageit Trust
4.75%		5/25/35	434,436	262,069
4.75%		5/25/35	276,857	167,011
Sequoia Mortgage Trust
4.46%		4/20/35	422,866	218,851
Structured Adjustable Rate Mortgage Loan Trust
5.34%		4/25/35	1,399,015	601,996
5.77%		10/25/35	1,969,116	321,694
WAMU Mortgage Pass-Through Certificates
4.77%		2/25/33	104,930	61,194
5.32%		1/25/37	1,875,994	1,172,124
Wells Fargo Mortgage Backed Securities Trust
4.50%		5/25/35	634,227	402,785
4.23%		6/25/35	2,577,446	1,072,864

				10,005,497

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	12.1%
Adjustable Rate Mortgage Trust
0.66%		11/25/35	940,556	459,335
Bear Stearns Alt-A Trust
0.61%		8/25/36	1,822,731	538,823
Morgan Stanley Mortgage Loan Trust
0.48%		6/25/36	600,008	556,695
Sequoia Mortgage Trust
0.67%		9/20/33	730,919	545,124
Structured Asset Mortgage Investments, Inc.
1.53%		2/19/35	568,175	248,542
Structured Asset Securities Corp.
1.64%		3/25/33	223,760	178,641
1.74%		5/25/33	430,313	368,495
1.59%		11/25/33	451,746	384,861

				3,280,516

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				22,658,783

FIXED RATE MORTGAGE-RELATED SECURITIES	12.4%
Collateralized Mortgage Obligations	12.4%
Freddie Mac
4.00%		8/15/23	2,500,000	2,545,313
Government National Mortgage Association
4.50%		10/20/33	793,081	798,001

				3,343,314

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				3,343,314

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
REPURCHASE AGREEMENTS	4.0%
Citigroup Repo, 0.27%, (Agreement dated 1/30/09 to be repurchased at $1,091,025 on 2/2/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.42%, with a value of $1,112,820, due 11/1/38.)			$1,091,000	$1,091,000

TOTAL REPURCHASE AGREEMENTS				1,091,000

TOTAL INVESTMENTS (Cost $43,315,143)(a)	100.0%			27,093,097

*	The rates presented are the rates in effect at January 31, 2009.

†	Percentages indicated are based on net assets of $27,095,601.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	34.3%
1 Yr. Constant Maturity Treasury Based ARMS	27.3%
Fannie Mae
4.70%		5/1/26	$1,198,812	$1,217,573
5.22%		5/1/31	1,242,141	1,269,852
4.91%		1/1/32	4,642,131	4,719,018
Fannie Mae Grantor Trust
5.15%		8/25/43	3,990,331	4,002,800
Freddie Mac
5.16%		5/1/18	246,506	250,906
5.16%		3/1/27	628,425	638,294
5.27%		8/1/31	3,267,988	3,337,063

				15,435,506

HYBRID ARMS	7.0%
Adjustable Rate Mortgage Trust
5.10%		10/25/35	885,132	461,845
Banc of America Funding Corp.
4.92%		5/20/35	2,346,650	664,793
Bear Stearns Adjustable Rate Mortgage Trust
4.80%		10/25/35	1,560,368	659,636
Indymac INDX Mortgage Loan Trust
5.25%		7/25/35	2,495,678	558,015
4.83%		9/25/35	772,819	286,347
WAMU Mortgage Pass-Through Certificates
5.32%		1/25/37	2,174,973	1,358,926

				3,989,562

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				19,425,068

FIXED RATE MORTGAGE-RELATED SECURITIES	61.5%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	60,299	60,299

Collateralized Mortgage Obligations	61.4%
Fannie Mae
4.50%		8/25/26	3,659,254	3,671,097
4.35%		3/25/34	2,110,682	2,106,350
4.35%		9/25/36	6,113,022	6,043,948
Freddie Mac
4.50%		4/15/19	4,213,353	4,193,230
4.00%		8/15/23	5,000,000	5,090,625
4.50%		11/15/32	3,256,484	3,263,117
Government National Mortgage Association
5.12%		1/16/28	1,545,000	1,576,832
4.86%		6/16/31	1,500,000	1,555,781
4.50%		10/20/33	4,538,981	4,567,138
4.50%		11/20/36	2,775,986	2,762,598

				34,830,716

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				34,891,015

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
REPURCHASE AGREEMENTS	4.0%
Citigroup Repo, 0.27%, (Agreement dated 1/30/09 to be repurchased at $2,246,051 on 2/2/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.42%, with a value of $2,290,920, due 11/1/38.)			$2,246,000	$2,246,000

TOTAL REPURCHASE AGREEMENTS				2,246,000

TOTAL INVESTMENTS (Cost $62,985,431)(a)	99.8%			56,562,083

†	Percentages indicated are based on net assets of $56,699,967.

*	The rates presented are the rates in effect at January 31, 2009.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	33.0%
1 Yr. Constant Maturity Treasury Based ARMS	3.8%
Countrywide Home Loans
4.62%		1/20/35	$1,265,234	$945,198
Lehman XS Trust
2.82%		11/25/35	2,328,235	1,421,315

				2,366,513

HYBRID ARMS	28.7%
Adjustable Rate Mortgage Trust
5.27%		10/25/35	4,751,993	1,814,792
Banc of America Mortgage Securities
6.30%		3/25/33	256,704	119,056
5.86%		4/25/33	33,427	28,766
Bear Stearns Adjustable Rate Mortgage Trust
4.80%		10/25/35	6,557,347	2,526,836
Countrywide Alternative Loan Trust
5.15%		12/25/34	3,532,756	1,085,065
Countrywide Home Loans
5.01%		12/25/33	1,477,365	854,759
5.38%		11/25/35	3,862,871	948,736
CS First Boston Mortgage Securities Corp.
5.08%		6/25/33	218,966	169,900
First Horizon Alternative Mortgage Securities
5.49%		7/25/35	5,966,457	2,548,764
GSR Mortgage Loan Trust
5.20%		1/25/36	2,775,138	970,765
JP Morgan Mortgage Trust
4.96%		8/25/35	2,138,071	816,314
Structured Adjustable Rate Mortgage Loan Trust
4.45%		4/25/34	3,615,726	1,696,598
5.52%		6/25/36	4,805,486	3,744,881
Wells Fargo Mortgage Backed Securities Trust
6.13%		12/25/36	2,246,663	494,103

				17,819,335

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	0.5%
Banc of America Funding Corp.
0.67%		2/20/47	2,320,151	49,744
0.70%		2/20/47	1,934,424	41,958
Impac CMB Trust
1.41%		6/25/33	284,913	154,502
Merrill Lynch Alternative Note Asset
0.69%		1/25/37	1,813,757	16,668
Structured Adjustable Rate Mortgage Loan Trust
0.68%		2/25/37	1,373,929	11,830
0.71%		2/25/37	94,147	471

				275,173

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				20,461,021

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (continued)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	64.5%
15 Yr. Securities	5.2%
Fannie Mae
7.00%		3/1/15	$279,553	$291,812
7.00%		3/1/15	151,553	157,912
7.00%		3/1/15	140,739	146,331
7.50%		11/1/15	206,520	216,698
6.50%		1/1/16	201,936	210,645
6.00%		6/1/16	563,114	586,937
6.00%		7/1/17	607,545	633,247
6.00%		7/1/17	313,634	326,902
Freddie Mac
7.50%		1/1/10	30,338	30,605
6.00%		6/1/17	634,622	661,569

				3,262,658

30 Yr. Securities	9.2%
Fannie Mae
5.50%		2/1/38	4,465,364	4,574,382
5.00%		3/1/38	1,101,256	1,120,054

				5,694,436

Collateralized Mortgage Obligations	50.1%
Countrywide Alternative Loan Trust
5.50%		12/25/35	3,449,233	2,634,556
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	3,146,193	1,261,733
6.00%		2/25/37	625,875	250,998
Fannie Mae
4.50%		3/25/24	2,000,000	2,059,375
5.00%		5/25/32	3,000,000	3,017,146
4.00%		10/25/32	2,635,496	2,584,784
5.00%		9/25/35	1,257,581	1,265,932
First Horizon Alternative Mortgage Securities
6.00%		7/25/36	1,930,912	1,500,174
6.00%		7/25/36	1,668,877	1,093,308
Freddie Mac
5.00%		2/15/30	4,806,562	4,929,964
Freddie Mac Reference Remic
5.50%		12/15/18	5,672,741	5,825,640
Government National Mortgage Association
4.50%		11/20/36	2,635,226	2,622,518
Residential Funding Mortgage Securities I
6.00%		1/25/37	3,674,885	2,034,689

				31,080,817

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				40,037,911

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
REPURCHASE AGREEMENTS	5.9%
Citigroup Repo, 0.27%, (Agreement dated 1/30/09 to be repurchased at $3,626,082 on 2/2/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.94%, with a value of $3,698,520, due 9/1/37.)			$3,626,000	$3,626,000

TOTAL REPURCHASE AGREEMENTS				3,626,000

TOTAL INVESTMENTS (Cost $102,143,204)(a)	103.4%			64,124,932

*	The rates presented are the rates in effect at January 31, 2009.

†	Percentages indicated are based on net assets of $62,043,699.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES *	21.7%
HYBRID ARMS	9.3%
GSR Mortgage Loan Trust
5.20%		1/25/36	$3,667,285	$1,282,844
5.68%		4/25/36	2,967,476	648,013
Indymac INDA Mortgage Loan Trust
5.18%		11/25/35	2,748,536	970,765
5.69%		3/25/37	3,026,325	1,924,554
Wells Fargo Mortgage Backed Securities Trust
5.12%		9/25/35	734,000	151,648

				4,977,824

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	12.4%
Fannie Mae
0.81%		2/25/37	6,792,719	6,585,209

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				11,563,033

FIXED RATE MORTGAGE-RELATED SECURITIES	75.6%
15 Yr. Securities	0.7%
Fannie Mae
7.00%		3/1/15	324,192	337,074

30 Yr. Securities	5.4%
Fannie Mae
5.00%		3/1/38	1,834,480	1,865,796
Government National Mortgage Association
7.50%		2/15/24	223,995	235,394
7.00%		4/15/27	216,822	229,103
6.00%		1/15/29	534,187	552,842

				2,883,135

Collateralized Mortgage Obligations	69.5%
Fannie Mae
4.50%		3/25/24	1,000,000	1,029,687
5.00%		5/25/32	5,000,000	5,028,576
5.00%		9/25/32	10,297,924	10,531,935
4.00%		1/25/33	524,307	516,370
5.50%		12/25/36	6,338,152	6,058,855
Freddie Mac
4.50%		4/15/19	5,914,524	5,886,276
4.00%		3/15/33	697,569	679,184
Freddie Mac Reference Remic
5.50%		12/15/18	7,124,482	7,316,511

				37,047,394

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				40,267,603

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net		Principal
	Assets †	Maturity Date	Amount	Value
REPURCHASE AGREEMENT	4.6%
Citigroup Repo, 0.27%, (Agreement dated 1/30/09 to be repurchased at $2,480,056 on 2/2/09. Collateralized by an Adjustable Rate U.S. Government Mortgage-Backed Security, 5.42%, with a value of $2,529,600, due 11/1/38.)			$2,480,000	$2,480,000

TOTAL REPURCHASE AGREEMENTS				2,480,000

TOTAL INVESTMENTS (Cost $62,057,372)(a)	101.9%			54,310,636

*	The rates presented are the rates in effect at January 31, 2009.

†	Percentages indicated are based on net assets of $53,289,580.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net
	Assets †	Shares	Value
COMMON STOCKS	96.5%
Advertising	2.5%
Omnicom Group, Inc.		32,000	$828,480

Automotive	1.1%
Harley-Davidson, Inc.		30,000	365,400

Banks	3.1%
Wells Fargo & Co.		55,000	1,039,500

Beverages Non-Alcoholic	9.4%
Coca-Cola Co.		39,000	1,666,080
PepsiCo, Inc.		30,000	1,506,900

			3,172,980

Building Products	3.2%
Home Depot, Inc.		50,000	1,076,500

Business Services	4.0%
Automatic Data Processing, Inc.		37,000	1,344,210

Computer Hardware	4.4%
Cisco Systems, Inc.(a)		68,000	1,017,960
Dell, Inc.(a)		51,000	484,500

			1,502,460

Computer Software & Services	8.1%
International Business Machines Corp.		17,000	1,558,050
Microsoft Corp.		70,000	1,197,000

			2,755,050

Consumer Non-Durable	4.5%
Procter & Gamble Co.		28,000	1,526,000

Distributor-Consumer Products	3.3%
Sysco Corp.		50,000	1,114,500

Diversified Manufacturing	13.9%
3M Co.		23,000	1,237,170
General Dynamics Corp.		9,000	510,570
General Electric Co.		76,000	921,880
Illinois Tool Works, Inc.		30,000	979,800
United Technologies Corp.		22,000	1,055,780

			4,705,200

Financial Services	2.2%
American Express Co.		44,000	736,120

Health Care	12.6%
Abbott Laboratories		23,000	1,275,120
Johnson & Johnson		32,000	1,846,080
UnitedHealth Group, Inc.		40,000	1,133,200

			4,254,400

Insurance	4.5%
Berkshire Hathaway, Inc.(a)		17	1,521,534

Medical Instruments	5.3%
Becton, Dickinson & Co.		11,000	799,370
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND (concluded)
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2009 (Unaudited)

	Percentage
	of Net
	Assets †	Shares	Value
COMMON STOCKS (continued)
Medical Instruments (continued)
Medtronic, Inc.		30,000	$1,004,700

			1,804,070

Oil & Gas	4.5%
Exxon Mobil Corp.		20,000	1,529,600

Retail	7.4%
Staples, Inc.		60,000	956,400
Wal-Mart Stores, Inc.		33,000	1,554,960

			2,511,360

Transportation & Shipping	2.5%
United Parcel Service, Inc.		20,000	849,800

TOTAL COMMON STOCKS			32,637,164

CASH EQUIVALENTS	3.2%
Money Market Mutual Funds
Vanguard Admiral Treasury Money Market Fund		104,976	104,976
Vanguard Federal Money Market Fund		993,407	993,407

TOTAL CASH EQUIVALENTS			1,098,383

TOTAL INVESTMENTS (Cost $37,515,593)(b)	99.7%		33,735,547

†	Percentages indicated are based on net assets of $33,824,606.

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2009 (Unaudited)
     Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of January 31, 2009, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Money Market Fund and the Large Cap Equity Fund, offer a single class of shares. The Money Market Fund is authorized to sell two classes of shares, Class I Shares and Class D Shares. Each Class I and Class D Shares of the Money Market Fund have the same rights and obligations except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements. Beginning in December 2008, the Large Cap Equity Fund was authorized to sell two classes of shares, Class AMF Shares and Class H Shares. Class H Shares commenced operations on February 20, 2009. Each Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except that (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which causes Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.
     As of January 31, 2009, all of the Funds except the Money Market Fund and the Large Cap Equity Fund are closed to new investors and additional purchases by existing shareholders; however, additional shares may still be issued to shareholders in reinvestment of dividends for all Funds.
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.
A. Significant accounting policies are as follows:
SECURITY VALUATION
     Money Market Fund:
     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share (“NAV”) at $1.00.
     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:
     The Funds’ debt securities (except money market instruments) are valued at market quotations or prices obtained from independent pricing services approved by the Board of Trustees or, for certain securities, a fixed income fair value pricing methodology developed by the Adviser and approved by the Board of Trustees. Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JANUARY 31, 2009 (Unaudited)
or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
     Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.
     While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.
     Short-term instruments maturing within 60 days of the valuation date will be valued upon their amortized cost, which approximates market value.
     Large Cap Equity Fund:
     Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price on the exchange where the security is principally traded. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.
     In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. One key component to the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JANUARY 31, 2009 (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
     The following is a summary of the inputs used to value the Funds’ portfolio securities as of January 31, 2009:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Money Market Fund	$—	$—	$44,878,738	$—	$—	$—	$44,878,738	$—
Ultra Short Mortgage Fund	—	—	624,909,697	—	410,295,644	—	1,035,205,341	—
Ultra Short Fund	—	—	12,230,499	—	14,862,598	—	27,093,097	—
Short U.S. Government Fund	—	—	52,572,521	—	3,989,562	—	56,562,083	—
Intermediate Mortgage Fund	—	—	34,888,453	—	29,236,479	—	64,124,932	—
U.S. Government Mortgage Fund	—	—	49,332,812	—	4,977,824	—	54,310,636	—
Large Cap Equity Fund	33,735,547	—	—	—	—	—	33,735,547	—

Total	$33,735,547	$—	$818,812,720	$—	$463,362,107	$—	$1,315,910,374	$—

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forwards, options, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
     The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value:

	Ultra Short Mortgage Fund		Ultra Short Fund		Short U.S. Government Fund
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 10/31/2008	$511,280,481	$—	$23,374,807	$—	$5,808,783	$—
Realized Gain / (Loss)	(5,063,978)	—	(2,889,471)	—	(310,313)	—
Accrued Accretion / (Amortization)	544,583	—	57,407	—	6,266	—
Change in Unrealized Appreciation / (Depreciation)	(71,941,870)	—	(1,098,183)	—	(1,063,386)	—
Net Purchase / (Sales)	(24,523,572)	—	(4,581,962)	—	(451,788)	—
Transfers In / (Out) of Level 3	—	—	—	—	—	—

Balance as of 1/31/2009	$410,295,644	$—	$14,862,598	$—	$3,989,562	$—

	Intermediate Mortgage Fund		U.S. Government Mortgage Fund
	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*
Balance as of 10/31/2008	$44,758,152	$—	$8,313,761	$—
Realized Gain / (Loss)	(7,463,893)	—	(651,241)	—
Accrued Accretion / (Amortization)	27,382	—	12,152	—
Change in Unrealized Appreciation / (Depreciation)	(2,597,979)	—	(1,754,475)	—
Net Purchase / (Sales)	(5,487,183)	—	(942,373)	—
Transfers In / (Out) of Level 3	—	—	—	—

Balance as of 1/31/2009	$29,236,479	$—	$4,977,824	$—

Liquidity and Valuation of Certain Securities
     Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.
     As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.
     Short U.S. Government Fund and U.S. Government Mortgage Fund may invest up to twenty percent of their assets in non-agency mortgage-backed securities and the other Funds (other than the Money Market Fund and the Large Cap Equity Fund) may invest without limit in such securities.
     As of January 31, 2009, the respective Funds’ holdings of non-agency Mortgage Backed Securities were:

Ultra Short Mortgage Fund	43%
Ultra Short Fund	55%
Short U.S. Government Fund	7%
Intermediate Mortgage Fund	47%
U.S. Government Mortgage Fund	9%
     The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.
     Under current market conditions many of the Funds’ portfolio securities (particularly those in certain segments of the Funds’ non-agency holdings) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.
Redemption-In-Kind Policy
     Pursuant to the First Amended and Restated Declaration of Trust, the Funds have reserved the right to effect in-kind redemptions when the Board of Trustees determines that it is in the best interest of the Funds to do so. In light of current market conditions, the Funds (other than the Money Market Fund and the Large Cap Equity Fund)

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (continued)
JANUARY 31, 2009 (Unaudited)
activated the redemption-in-kind policy during the period covered by this report. Pursuant to an election made by the Funds pursuant to rule 18f-1 under then 1940 act, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety day period in cash. Redemptions in excess of this amount may be effected in-kind.
For the period ended January 31, 2009, the Funds effected redemptions-in-kind as follows:

	Quantity of	Cost of	Realized Losses
	Redemptions In-Kind	Shares Redeemed	from Redemptions
	Processed	In-Kind	In-Kind
Ultra Short Mortgage Fund	3	$17,995,092	$(5,162,653)
Ultra Short Fund	1	6,732,581	(2,974,733)
Short U.S. Government Fund	1	3,567,046	(374,339)
Intermediate Mortgage Fund	2	8,338,746	(4,006,199)
U.S. Government Mortgage Fund	1	6,425,425	(813,427)
Realized gains and losses on redemptions in-kinds are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes.
Recent Accounting Pronouncements
     In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.
     In September 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 is effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. Management is currently reviewing the impact of the adoption these standards will have on the Funds’ financial statements and related disclosures.
REPURCHASE AGREEMENTS
     Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited. On January 31, 2009, all of the Funds (except the Large Cap Equity Fund) invested in repurchase agreements collateralized by mortgage-backed securities.
SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
     Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of January 31, 2009, the Funds did not own any when-issued or delayed-delivery securities.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (concluded)
JANUARY 31, 2009 (Unaudited)
FEDERAL INCOME TAX INFORMATION
     As of January 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Money Market Fund	$44,878,738	$—	$—	$—
AMF Ultra Short Mortgage Fund	1,349,061,308	2,057,514	(315,913,481)	(313,855,967)
AMF Ultra Short Fund	43,315,143	38,603	(16,260,649)	(16,222,046)
AMF Short U.S. Government Fund	62,985,431	68,884	(6,492,232)	(6,423,348)
AMF Intermediate Mortgage Fund	102,143,204	695,228	(38,713,500)	(38,018,272)
AMF U.S. Government Mortgage Fund	62,057,372	710,698	(8,457,434)	(7,746,736)
AMF Large Cap Equity Fund	37,515,593	6,062,559	(9,842,605)	(3,780,046)

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Asset Management Fund
By	(Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer
Date March 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer
Date March 27, 2009

By	(Signature and Title)	/s/ Rodger. D. Shay Jr.
Rodger. D. Shay Jr., President
Date March 26, 2009